Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings	Borrowings
Credit Facility

On May 8, 2025, the Company entered into a credit agreement (the “Original Credit Agreement”) with National Bank of Canada (“NBC”) providing for a $50,000 secured revolving credit facility (the “Facility”) with an accordion feature that allowed for the expansion of the Facility by up to an aggregate maximum principal amount of $50,000, upon request by Docebo, subject to review and approval by NBC. The Facility, which was secured against all assets of the Company and a pledge of certain equity interests in its subsidiaries, was available for general corporate purposes, acquisitions, and investments, subject to certain limitations.

The undrawn portion of the Facility was subject to a standby fee whereby the rate varied depending on the Company’s Net Debt to EBITDA Ratio (as defined in the Original Credit Agreement). The Facility had a term of three years. The Facility included certain covenants that required the Company to maintain certain financial ratios and meet certain non-financial requirements. As at December 31, 2025, Docebo was in compliance with all such covenants and no amounts were outstanding under the Facility.

At the Company's election, amounts drawn on the Facility bared interest based on the Canadian prime rate, U.S. dollar base rate, the secured overnight financing rate ("SOFR"), or Canadian Overnight Repo Rate Average ("CORRA") plus an applicable margin, with interest payable monthly for Canadian prime rate and U.S. dollar base rate loans, at the end of each interest period for CORRA loans, and at the end of each interest period (and every three months if the interest period was longer than three months) for SOFR loans.

On February 10, 2026, the Company entered into an amended and restated credit agreement with NBC and other lenders party thereto from time to time (see “Amended Credit Facility” in Note 23).

Finance income, net, for the years ended December 31, 2025 and 2024 is comprised of:

	December 31,
	2025	2024
	$	$
Interest on acquisition related consideration	16	43
Interest on lease obligations	130	142
Commitment costs on credit facility	95	—
Interest income	(1,859)	(2,681)
Bank fees and other	411	92
	(1,207)	(2,404)